Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2012
Vanguard Equity Income Fund - Investor Shares | Vanguard Equity Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.27%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.30%
Vanguard Growth Equity Fund - Investor Shares | Vanguard Growth Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.51%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.54%
Vanguard Equity Income Fund - Admiral Shares | Vanguard Equity Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.21%
Vanguard PRIMECAP Core Fund - Investor Shares | Vanguard PRIMECAP Core Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.48%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.50%